Long-term Debt - Additional Information (Detail) - USD ($)	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Debt Instrument [Line Items]
Repayments of Debt	$ 25,752,729
Percentage of market value of mortgaged vessels exceeds Term loan	125.00%
Percentage of total market value adjusted assets	70.00%
Term Loan [Member]
Debt Instrument [Line Items]
Dividend percentage	50.00%
Bank loan interest expense	$ 87,724	$ 0	$ 0
Term Loan [Member] | Interest and finance cost [Member]
Debt Instrument [Line Items]
Amortization of deferred financing charges	32,587	$ 0	$ 0
Minimum [Member] | Twenty Four Months Operating Period [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt	500,000
Minimum [Member] | First Two Operating Years And Thereafter [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt	$ 1,000,000.0
Minimum [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	1.95%
Maximum [Member] | Twenty Four Months Operating Period [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt	$ 2,500,000
Maximum [Member] | First Two Operating Years And Thereafter [Member]
Debt Instrument [Line Items]
Proceeds from issuance of debt	$ 5,000,000.0
Maximum [Member] | Term Loan [Member]
Debt Instrument [Line Items]
Debt instrument, interest rate, stated percentage	2.17%